Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polen Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Polen Capital Global Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that does not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 30% of its assets in non-U.S. equity securities.  While the Fund will at all times invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries.  Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser employs an intensive fundamental research process in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics include: consistent and sustainable high return on capital, vibrant earnings growth, robust free cash flow generation, strong balance sheets and competent and shareholder-oriented management teams. The companies in which the Fund invests generally have, in the opinion of the Adviser, a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

•Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•Foreign Securities Risk:  Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•Geographic Concentration Risk:  From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

•Limited History of Operations:  The Fund is a recently formed mutual fund and has a limited history of operations.

•Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Management, LLC ("PCM" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. [The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.]